Employee Benefits - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Defined Benefit Plans [Abstract]
Defined contribution plan expense	€ 923	€ 927	€ 765
Pension provisions	1,148	1,408	1,085	[1]
Past service costs / amendment or settlement of plan	255
Actuarial losses / (gains) on obligation	196	€ (168)	€ (31)
Settlement of employee's rights	€ 450

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.